PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	June 30, 2021	December 31, 2020
Buildings	$-	$10,330,767
Machinery, equipment and furniture	45,350	5,830,470
Subtotal	45,350	16,161,237
Less: accumulated depreciation	-	(6,670,042)
Property, plant and equipment, net	$45,350	$9,491,195

Depreciation expense was nil and $238,710 for the three-month period ended June 30, 2021 and 2020, respectively, and $260,943 and $481,116 six-month period ended June 30, 2021 and 2020, respectively.

Pursuant to local PRC government guidelines on local environment issues and the national overall plan, Sichuan Wetouch is under the government directed relocation order to relocate no later than December 31, 2021 and received compensation accordingly. On March 18, 2021, pursuant to the agreement with the local government and an appraisal report issued by a mutual agreed appraiser, Sichuan Wetouch received compensation of RMB115.2 million ($17.8 million) (“Compensation Funds”) for the withdrawal of the right to use of state-owned land and the demolition of all buildings, facilities, equipment and all other appurtenances on the land. During the six-month period ended June 30, 2021, the Company recorded a gain of $7,625,165 for the asset disposal including intangible assets.

On March 16, 2021, in order to minimize interruption of our business, Sichuan Vtouch entered into a leasing agreement with Sichuan Renshou Shigao Tianfu Investment Co., Ltd., a limited company owned by the local government, to lease the property and all buildings, facilities and equipment thereon (“Demised Properties) of Sichuan Wetouch, commencing from April 1, 2021 until December 31, 2021, at a monthly rent of RMB300,000 ($46,366) for the use of the Demised Properties.

NOTE 3— PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31, 2020	December 31 2019
Buildings	$10,330,767	$9,682,590
Machinery, equipment and furniture	5,830,470	5,464,652
Subtotal	16,161,237	15,147,242
Less: accumulated depreciation	(6,670,042)	(5,279,658)
Property, plant and equipment, net	$9,491,195	$9,867,584

Depreciation expense was $979,999 and $979,270 for the years ended December 31, 2020 and 2019, respectively.